Vanguard Multi-Sector Income Bond Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Retail Prospectus [Member] | Vanguard Multi-Sector Income Bond Fund | Investor Shares
Prospectus [Line Items]
Annual Return [Percent]	9.09%	6.19%	10.42%	(10.60%)